Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current Assets:
Cash and cash equivalents	$ 247,318	$ 2,324,647	$ 4,888,769
Prepaid expenses – current portion	403,556	659,536	546,437
Accrued interest receivable	2,105	16,319	13,780
Forward purchase receivable		4,584,221
Short-term loans receivable		13,332	12,391
Asset held for sale	385,642
Other current assets	3,286,192	3,000,000	82,657
Total Current Assets	4,958,603	11,700,687	7,761,229
Long-term loans receivable		378,854	381,463
Property, plant and equipment, net		3,154	84,220
Operating lease right-to-use asset	625,355	703,524	859,861
Goodwill			6,058,000
Intangible assets, net			3,721,745
Deferred tax asset, net			43,829,019
Prepaid expenses – long term portion	350,935	412,500	562,500
Forward purchase receivable			4,584,221
Security deposit		19,568	18,651
Other assets	20,684	22,722
Total Assets	5,955,577	13,218,287	67,860,909
Current Liabilities:
Accrued expenses	820,568	1,301,378	1,008,987
Contract liabilities	10,208	28,335	21,922
Operating lease liability – current	174,319	161,952	132,546
Senior secured promissory note – current portion		255,765	3,006,991
Deferred consideration	3,218,303	3,338,343	2,889,792
Forward purchase derivative liability	7,309,580	7,309,580
Other current liabilities	14,479	72,836	41,639
Total Current Liabilities	12,339,915	12,684,520	7,896,584
Warrant liabilities	106,251	1,360,491	4,164,129
Deferred consideration - long term portion			810,000
Forward purchase derivative liability			7,309,580
Senior secured promissory note—long term portion	10,748,408	10,748,408	11,004,175
Net deferred indemnified loan origination fees			63,275
Operating lease liability – long term	620,174	712,882	875,447
Indemnity liability			1,382,408
Total Liabilities	23,814,748	25,506,301	33,505,598
Commitment and Contingencies (Note 17)
Stockholders’ Deficit
Preferred stock, value
Common stock, value	282	278	273
Additional paid-in-capital	104,654,006	108,467,253	105,924,859
Accumulated deficit	(122,513,459)	(120,755,545)	(71,569,821)
Total Stockholders’ Deficit	(17,859,171)	(12,288,014)	34,355,311
Total Liabilities and Stockholders’ Deficit	5,955,577	13,218,287	67,860,909
Nonrelated Party [Member]
Current Assets:
Accounts receivable	50,935	134,609	121,875
Current Liabilities:
Accounts payable	627,541	140,723	217,392
Related Party [Member]
Current Assets:
Accounts receivable	582,855	968,023	2,095,320
Current Liabilities:
Accounts payable	$ 164,917	$ 75,608	$ 577,315